Material Accounting Policies - Additional information (Detail)	12 Months Ended
	Mar. 31, 2026 Segment $ / shares	Mar. 31, 2025 $ / shares
Disclosure Of Material Accounting Policies [Line Items]
Number of reportable segments | Segment	3
Ordinary shares [member]
Disclosure Of Material Accounting Policies [Line Items]
Par value per share	$ 0.0005	$ 0.0005
Class B Shares [Member]
Disclosure Of Material Accounting Policies [Line Items]
Par value per share	$ 0.0005	$ 0.0005